Financial Statements Schedule 1 - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Schedule Information About Financial Information [Abstract]
Cash dividends paid	¥ 0	¥ 0	¥ 0